UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ------------------------

Check here if Amendment [ X ]; Amendment Number:   1
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [ x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pershing Square Capital Management, L.P.
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Address:   888 Seventh Avenue, 29th Floor
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           New York, New York  10019
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Form 13F File Number:     028-11694
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A. Ackman
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Title:     Managing Member
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Phone:     212-813-3700
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Signature, Place, and Date of Signing:

       /s/ William A. Ackman      New York, New York              9/4/07
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        2
                                               -------------

Form 13F Information Table Value Total:        $5,632
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.               13F FILE NUMBER                    NAME
---               ---------------                    ----
1.                28-11695                           Pershing Square GP, LLC
2.                28-12034                           Pershing Square III GP, LLC


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


            NAME OF                TITLE              VALUE   SHRS OR SH/  PUT/ INVESTMENT  OTHER
             ISSUER              OF CLASS   CUSIP   (X $1000) PRN AMT PRN  CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
-------------------------------- -------- --------- --------- ------- ---- ---- ---------- -------- ------- -------- -----
GREENLIGHT CAPITAL RE LTD-A CMN    COM    G4095J109   3173    140,849 SH           SOLE        0    140,849    0       0
-------------------------------- -------- --------- --------- ------- ---- ---- ---------- -------- ------- -------- -----
GREENLIGHT CAPITAL RE LTD-A CMN    COM    G4095J109   2459    109,151 SH          SHARED       1       0    109,151    0
-------------------------------- -------- --------- --------- ------- ---- ---- ---------- -------- ------- -------- -----
